Prepaid expenses and other current assets (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Derivative asset - current (Note 21)	48,837	—	—
Interest receivable on term deposits	251,273	242,845	3,511
Balance with statutory authorities	483,614	745,524	10,780
Prepaid assets	177,467	221,900	3,208
Advance to suppliers	112,897	109,877	1,589
Other	40,394	60,168	870
Total	1,114,482	1,380,314	19,958